Summary of Changes in Outstanding Options (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2016	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding at December 31, 2015		26,986,045
Options, Granted		5,650,000
Options, Forfeited		(55,000)
Options, Redeemed	(2,250,000)	(2,575,000)
Options, Outstanding at December 31, 2016		30,006,045
Options, Exercisable at December 31, 2016		21,131,045
Weighted- Average Exercise Price per Unit, Outstanding at December 31, 2015		$ 1.24
Weighted- Average Exercise Price per Unit, Granted		1.56
Weighted- Average Exercise Price per Unit, Forfeited		1.42
Weighted- Average Exercise Price per Unit, Redeemed		1.00
Weighted- Average Exercise Price per Unit, Outstanding at December 31, 2016		1.31
Weighted- Average Exercise Price per Unit, Exercisable at December 31, 2016		$ 1.23
Weighted-Average Remaining Contractual Term (in Years), Outstanding at December 31, 2016		3 years 9 months 18 days
Weighted-Average Remaining Contractual Term (in Years), Exercisable at December 31, 2016		2 years 9 months 18 days
Aggregate Intrinsic Value, Outstanding at December 31, 2016		$ 14,620
Aggregate Intrinsic Value, Exercisable at December 31, 2016		$ 11,941